Events subsequent to December 31, 2022	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to December 31, 2022	Events subsequent to December 31, 2022On February 22, 2023, the US Food and Drug Administration (FDA) approved ALTUVIIIOTM. That decision resulted in the reversal, in 2022 books, of €2,154 million of impairment losses against the intangible assets associated with the Eloctate franchise, in accordance with IAS 36 (Impairment of Assets); the asset had been partially written down in 2019. For more information please refer to Note D.5. to the financial statements of the present annual report. The adjustment is presented within the line item Impairment of intangible assets in the consolidated income statement; the net impact after tax is €1,651 million.